                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mohnish Pabrai
Address: 114 Pacifica
         Suite 240
         Irvine, CA 92618-3321

Form 13F File Number: 028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nadim A. Kazi
Title: Attorney-In-Fact for Mohnish Pabrai
Phone: (312) 876-7990

Signature, Place, and Date of Signing:


/s/ Nadim A. Kazi                              Chicago, IL      August 13, 2010
---------------------------------------    ----------------   ------------------
Nadim A. Kazi

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         16

Form I3F Information Table Value Total:   $265,907
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

              COLUMN 1             COLUMN 2  COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
---------------------------------- -------- --------- -------- --------------------- ---------- -------- ---------------------
                                                                                                           VOTING AUTHORITY
                                     TITLE              VALUE   SHRS OR  SH/   PUT/  INVESTMENT   OTHER  ---------------------
          NAME OF ISSUER           OF CLASS   CUSIP   (X$1000)  PRN AMT  PRN   CALL  DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------------- -------- --------- -------- --------- --- ------- ---------- -------- --------- ------ ----
Air Transport Services Group, Inc. COM      00922R105   20,037 4,209,387 SH          Sole       None     4,209,387
Berkshire Hathaway                 B        084670207      287     3,601 SH          Sole       None         3,601
Brookfield Properties              COM      112900105   33,124 2,359,266 SH          Sole       None     2,359,266
Capital Source Inc.                COM      14055X102   13,391 2,813,141 SH          Sole       None     2,813,141
Cresud S A C I F Y A               SPON ADR 226406106   20,872 1,719,377 SH          Sole       None     1,719,377
Fairfax Finl Hldngs Ltd            SUB VTG  303901102   35,998    97,106 SH          Sole       None        97,106
Goldman Sachs Group Inc.           COM      38141GDG6   14,525   110,864 SH          Sole       None       110,864
Harvest Nat Res Inc.               COM      41754V103   33,111 4,492,695 SH          Sole       None     4,492,695
Horsehead Hldg Corp.               COM      440694305   10,270 1,358,498 SH          Sole       None     1,358,498
International Coal Group, Inc.     COM      45928H106    9,573 2,486,470 SH          Sole       None     2,486,470
Leucadia National Corp.            COM      527288104   14,625   749,605 SH          Sole       None       749,605
Pinnacle Airlines Corp.            COM      723443107   10,896 2,002,902 SH          Sole       None     2,002,902
Potash Corp.                       COM      73755L107   29,556   342,718 SH          Sole       None       342,718
Terex Corp                         COM      880779103    9,947   530,776 SH          Sole       Non        530,776
Wells Fargo & Co.                  COM      949746101    9,585   374,415 SH          Sole       None       374,415
WTS Wells Fargo & Co.              COM      949746119      110    14,308 SH  Warrant Sole       None        14,308